PGOF-P20 01/25

SUPPLEMENT DATED JANUARY 28, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective May 30, 2025, Paul Drury is anticipated to retire and step down as a member of the portfolio management team for each fund listed in Schedule A.

Schedule A

Putnam California Tax Exempt Income Fund
Putnam Intermediate-Term Municipal Income Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Short-Term Municipal Income Fund
Putnam Strategic Intermediate Municipal Fund
Putnam Tax-Free High Yield Fund
Putnam Tax Exempt Income Fund

Shareholders should retain this Supplement for future reference.